Related Party Employment Agreement (Details Narrative) - USD ($)	1 Months Ended
	May 14, 2018	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued expenses		$ 1,787,000	$ 1,648,000	$ 2,358,000
Employment Agreement [Member] | Ms. Chin and Mr. DeLisi [Member]
Annual salary	$ 121,000
Price per share issuable in lieu of Cash Salaries		$ 5.00	$ 5.00
Accounts payable and accrued expenses		$ 1,173,000	$ 1,103,000	$ 889,000